Consolidated Income Statements (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Jan. 25, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2011 Successor
Net sales	$ 78,842	$ 944,983	$ 884,954		$ 910,179
Cost of sales	60,296	708,581	688,192		710,360
Gross profit	18,546	236,402	196,762		199,819
Operating expenses
Selling and warehousing	(5,167)	(60,550)	(56,598)		(66,212)
General and administrative	(3,577)	(43,005)	(43,228)		(41,612)
Amortization of acquired intangible assets	(405)	(5,219)	(5,758)		(20,378)
Merger and acquisition costs (Note 2)	(5,170)			(1,259)	(11,331)
Restructuring costs, net (Note 3)		(1,655)	(923)		(1,275)
Stock-based compensation expense (Note 18)	(15,082)	(443)	(350)	0
Trademark impairment loss (Note 8)	0	0	0	0	(3,800)
Patent litigation costs (Note 15)	(500)	(5,869)	(7,002)		(387)
Antitrust litigation costs (Note 15)	(813)	(7,195)	(1,349)		(11,731)
Operating income (loss)	(12,168)	112,466	81,554	(1,259)	43,093
Other expense
Interest expense, net (Note 12)	(4,663)	(60,829)	(60,469)		(51,691)
Management fee expense	(139)	(2,000)	(2,000)
Loss on early extinguishment of debt (Note 12)	(24,153)	(8,687)		0
Debt commitment fees				0	(5,945)
Miscellaneous, net	(727)	(3,433)	(5,458)		(4,974)
Income (loss) before income taxes	(41,850)	37,517	13,627	(1,259)	(19,517)
Income tax (expense) benefit (Note 13)	13,952	(14,552)	(5,105)		906
Net income (loss)	(27,898)	22,965	8,522	(1,259)	(18,611)
Less: loss attributable to noncontrolling interest		(37)	(680)
Net income (loss) attributable to UCI Holdings Limited	$ (27,898)	$ 23,002	$ 9,202	$ (1,259)	$ (18,611)